Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (22,759,504)	$ (8,122,842)	$ (4,774,087)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	63,106	59,875	47,057
Amortization of right-of-use asset	422,178	382,401	366,852
(Reverse)/allowance for expected credit loss	(79,901)	78,121	7,172
Loss on disposal of property and equipment	520
Deferred tax benefits	(88,933)
Non-employee share-based compensation	7,022,746
Interest accrual and amortization of discount for convertible note	208,495
Loss on fair value change	3,370,832
Changes in assets and liabilities:
Accounts receivable	83,363	(81,355)	38,177
Contract cost assets	(23,864)	203,068	(73,299)
Amounts due from related parties		91,101	(92,295)
Prepaid expenses and other current assets	1,090,313	(868,235)	(309,366)
Other non-current assets		(243,040)
Accounts payable	650,307	119,738	(15,936)
Deferred revenue	108,357	(162,532)	(81,877)
Amounts due to related parties	182,336	(42,094)	(144)
Operating lease liabilities	(402,179)	(382,401)	(340,756)
Accrued expenses and other current liabilities	435,722	(542,092)	286,404
Net cash used in operating activities	(9,716,106)	(9,510,287)	(4,942,098)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(92,629)	(2,521)	(139,757)
Net cash used in investing activities	(92,629)	(2,521)	(139,757)
CASH FLOWS FROM FINANCING ACTIVITIES:
Contribution and subscription fees advance from shareholders			8,242,988
Payment of financing costs			(204,638)
Dividend distribution			(74,471)
Deferred offering costs		(2,432,999)	(903,132)
Proceeds from short-term bank loans	466,599
Repayments of long-term bank loans	(62,621)	(83,461)	(391,520)
Loans from related parties	7,990,635	3,541,067	1,047,894
Repayment of loans from related parties	(3,418,696)	(2,212,600)	(1,814,818)
Proceeds from IPO		9,000,000
Proceeds from sale of shares in a private investment in public equity, net of costs	1,981,382
Proceeds from convertible notes payable, net of offering cost	3,021,143
Settlement of loan to related parties		246,819
Net cash provided by financing activities	9,978,442	8,058,826	5,902,303
Effect of exchange rate changes	(213,486)	(160,508)	42,890
Net decrease in cash	(43,779)	(1,614,490)	863,338
Cash, at beginning of the year	194,113	1,808,603	945,265
Cash, at end of the year	150,334	194,113	1,808,603
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interest paid	6,708	9,691	23,196
Income taxes paid			34,116
SUPPLEMENTAL DISCLOSURE OF NON-CASH ACTIVITIES:
Obtaining right-of-use assets in exchange for operating lease liabilities	411,544		494,642
Remeasurement of the lease liabilities and right-of-use assets due to lease modification		152,872
Deferred offering cost recognized to additional paid-in capital		$ 3,423,032